Revenue recognition and operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Revenue recognition and operating segments
Schedule of revenue and profit

				Operating	Operating	Operating
	Revenue	Revenue[1]	Revenue[1]	profit	profit[1]	profit[1]
	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m
North America[2]
Pest Control	3,201	1,746	1,149	599	297	187
Hygiene & Wellbeing	105	103	142	18	18	29
	3,306	1,849	1,291	617	315	216
Europe (incl. LATAM)
Pest Control	516	427	350	124	103	92
Hygiene & Wellbeing	344	322	316	52	53	54
France Workwear	221	192	166	39	31	17
	1,081	941	832	215	187	163
UK & Sub-Saharan Africa
Pest Control[1]	195	182	171	51	47	45
Hygiene & Wellbeing	195	183	183	43	48	49
	390	365	354	94	95	94
Asia & MENAT
Pest Control	250	231	187	34	34	25
Hygiene & Wellbeing	89	90	84	11	11	11
	339	321	271	45	45	36
Pacific
Pest Control	124	104	90	22	16	14
Hygiene & Wellbeing	125	123	107	33	32	25
	249	227	197	55	48	39
Central and regional overheads[1]	10	11	12	(121)	(107)	(96)
Restructuring costs	—	—	—	(7)	(12)	(10)
Revenue and Adjusted Operating Profit	5,375	3,714	2,957	898	571	442
One-off and adjusting items				(98)	(136)	(21)
Amortisation and impairment of intangible assets[3]				(175)	(118)	(74)
Operating Profit				625	317	347
1.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region. During 2023, internal management reporting structures changed and revenue and profit have been represented for 2022 and 2021 under the new structure. As a result of this change, revenue of £5m and operating profit of £1m was moved from UK & Sub-Saharan Africa – Pest Control to central and regional overheads for each year.
2.	During 2023 there were impairment losses recognised in North America related to ROU assets of £nil (2022: £17m; 2021: £nil) and related to property, plant and equipment of £nil (2022: £8m; 2021: £nil).
3.	Excluding computer software which is included in our segment operating profit measure.

				Operating	Operating	Operating
	Revenue	Revenue[1]	Revenue[1]	profit	profit[1]	profit[1]
	2023	2022	2021	2023	2022	2021
	£m	£m	£m	£m	£m	£m
Pest Control[1]	4,286	2,690	1,947	830	497	363
Hygiene & Wellbeing	858	821	832	157	162	168
France Workwear	221	192	166	39	31	17
Total business segments	5,365	3,703	2,945	1,026	690	548
Central and regional overheads[1]	10	11	12	(121)	(107)	(96)
Restructuring costs	—	—	—	(7)	(12)	(10)
Revenue and Adjusted Operating Profit	5,375	3,714	2,957	898	571	442
One-off and adjusting items				(98)	(136)	(21)
Amortisation and impairment of intangible assets[2]				(175)	(118)	(74)
Operating Profit				625	317	347
1.	Central and regional overheads revenue relates to the wholesale of metalwork and consumables, including hygiene and pest control products. It is managed centrally rather than in any region. During 2023, internal management reporting structures changed and revenue and profit have been represented for 2022 and 2021 under the new structure. As a result of this change, revenue of £5m and operating profit of £1m was moved from UK & Sub-Saharan Africa – Pest Control to central and regional overheads for each year.
2.	Excluding computer software which is included in our segment operating profit measure.

Schedule of revenue and non-current assets by countries

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2023	2023	2022	2022	2021	2021
	£m	£m	£m	£m	£m	£m
UK	322	241	296	192	292	180
USA	3,220	6,734	1,786	7,045	1,240	1,768
France	380	282	338	268	306	234
Australia	181	165	166	132	149	120
India	59	80	58	83	54	81
Spain	72	77	56	76	46	42
Other countries	1,141	683	1,014	688	870	454
Total	5,375	8,262	3,714	8,484	2,957	2,879
1.	Non-current assets include intangible assets, property, plant and equipment, right-of-use assets, contract cost assets, and non-current other receivables.
2.	Non-current assets have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition amounting to £12m (see Note B1).

Schedule of analysis of revenue by business segment and by Type

	Revenue	Revenue	Revenue
	2023	2022	2021
	£m	£m	£m
Recognised over time
Contract service revenue	3,838	2,610	2,009
Recognised at a point in time
Job work	1,104	724	641
Sales of goods	433	380	307
Total	5,375	3,714	2,957

Schedule of other segment items included in the consolidated income statement

	Amortisation and	Amortisation and	Amortisation and
	impairment of	impairment of	impairment of
	intangibles[1]	intangibles[1]	intangibles[1]
	2023	2022	2021
	£m	£m	£m
North America	118	59	34
Europe (incl. LATAM)	24	29	14
UK & Sub-Saharan Africa	8	—	9
Asia & MENAT	11	20	7
Pacific	6	4	4
Central and regional	8	6	6
Total	175	118	74
Tax effect	(44)	(25)	(18)
Total after tax effect	131	93	56
1.	Excluding computer software.